Annual Total Returns- Vanguard Small-Cap Value Index Fund (ETF) [BarChart] - ETF - Vanguard Small-Cap Value Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.05%)	18.78%	36.57%	10.55%	(4.67%)	24.80%	11.79%	(12.22%)	22.76%	5.82%